GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 97.8%
Automobiles & Components — 2.3%
BorgWarner, Inc.(a)	6,407	$277,936
Fiat Chrysler Automobiles NV (Netherlands)	15,157	222,656
Goodyear Tire & Rubber Co. (The)	245	3,811
Magna International, Inc. (Canada)	2,110	115,712

		620,115

Capital Goods — 15.6%
AECOM(a)*	4,062	175,194
Aerojet Rocketdyne Holdings, Inc.*	1,940	88,580
Arconic, Inc.	7	215
Armstrong World Industries, Inc.(a)	2,202	206,922
Carlisle Cos., Inc.(a)	2,175	352,002
Curtiss-Wright Corp.(a)	974	137,227
Dover Corp.(a)	1,648	189,948
EMCOR Group, Inc.	1,742	150,335
Emerson Electric Co.(a)	3,639	277,510
Fortune Brands Home & Security, Inc.(a)	2,977	194,517
HD Supply Holdings, Inc.*	826	33,222
HEICO Corp.	25	2,854
Hexcel Corp.	298	21,846
ITT, Inc.(a)	2,761	204,066
Masco Corp.(a)	8,418	403,980
MasTec, Inc.(a)*	7,536	483,510
Oshkosh Corp.(a)	2,542	240,600
Pentair PLC (Ireland)	429	19,678
Regal Beloit Corp.(a)	1,590	136,120
Simpson Manufacturing Co., Inc.(a)	1,930	154,844
SiteOne Landscape Supply, Inc.(a)*	1,901	172,326
Spirit AeroSystems Holdings, Inc., Class A	230	16,762
Timken Co. (The)	2,315	130,358
United Technologies Corp.(a)	642	96,146
Univar Solutions, Inc.*	4,644	112,571
Universal Forest Products, Inc.	1,785	85,144
Valmont Industries, Inc.	355	53,172
WABCO Holdings, Inc.*	318	43,089
Watts Water Technologies, Inc., Class A	43	4,290
Westinghouse Air Brake Technologies Corp.	734	57,105
Woodward, Inc.	1	118

		4,244,251

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — 3.9%
Brady Corp., Class A	282	$16,147
Cimpress PLC (Ireland)*	363	45,654
Cintas Corp.(a)	1,202	323,434
Clean Harbors, Inc.*	1,227	105,215
ManpowerGroup, Inc.(a)	2,741	266,151
Rollins, Inc.	853	28,285
Tetra Tech, Inc.	673	57,986
TransUnion(a)	2,469	211,371
UniFirst Corp.	4	808

		1,055,051

Consumer Durables & Apparel — 4.7%
BRP, Inc., sub-voting shares (Canada)	31	1,413
Hanesbrands, Inc.	3,214	47,728
Leggett & Platt, Inc.(a)	4,985	253,388
Mattel, Inc.(a)*	2,771	37,547
Mohawk Industries, Inc.(a)*	2,368	322,948
Newell Brands, Inc.	21	404
Polaris, Inc.	873	88,784
PVH Corp.	261	27,444
Steven Madden Ltd.	705	30,322
Tempur Sealy International, Inc.*	13	1,132
TopBuild Corp.(a)*	1,914	197,295
Whirlpool Corp.(a)	1,944	286,798

		1,295,203

Consumer Services — 2.1%
Aramark(a)	3,514	152,508
Boyd Gaming Corp.	4,258	127,485
Bright Horizons Family Solutions, Inc.*	5	751
Dunkin’ Brands Group, Inc.	178	13,446
Hyatt Hotels Corp., Class A	765	68,628
MGM Resorts International	1,794	59,686
Strategic Education, Inc.(a)	1,038	164,938

		587,442

Energy — 6.9%
Chevron Corp.(a)	1,550	186,790
CVR Energy, Inc.	1,212	49,001
Helmerich & Payne, Inc.(a)	4,985	226,469
HollyFrontier Corp.(a)	3,007	152,485
National Oilwell Varco, Inc.(a)	22,321	559,141
Phillips 66(a)	3,144	350,273

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.(a)	3,777	$353,716

		1,877,875

Food & Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc.	2,184	128,769
Walmart, Inc.	224	26,620

		155,389

Food, Beverage & Tobacco — 3.3%
Campbell Soup Co.	1,598	78,973
Conagra Brands, Inc.	4,055	138,843
Flowers Foods, Inc.	577	12,544
General Mills, Inc.	2,384	127,687
Kellogg Co.	683	47,236
Keurig Dr Pepper, Inc.	3,012	87,197
Kraft Heinz Co. (The)(a)	11,845	380,580
McCormick & Co., Inc., non-voting shares	117	19,858

		892,918

Health Care Equipment & Services — 7.2%
ABIOMED, Inc.*	1,012	172,637
AmerisourceBergen Corp.	205	17,429
CONMED Corp.	1,291	144,373
CVS Health Corp.(a)	6,443	478,650
DaVita, Inc.(a)*	6,688	501,801
DENTSPLY SIRONA, Inc.	696	39,387
Edwards Lifesciences Corp.*	558	130,176
Henry Schein, Inc.*	1,966	131,172
Nevro Corp.*	55	6,465
Novocure Ltd. (Jersey)*	614	51,742
Tenet Healthcare Corp.*	2,662	101,236
Veeva Systems, Inc., Class A*	831	116,888
West Pharmaceutical Services, Inc.	506	76,067

		1,968,023

Household & Personal Products — 1.3%
Coty, Inc., Class A(a)	29,316	329,805
Energizer Holdings, Inc.	271	13,610
Procter & Gamble Co. (The)	153	19,110

		362,525

Materials — 15.1%
Air Products & Chemicals, Inc.(a)	2,120	498,179
Alamos Gold, Inc., Class A (Canada)	2,187	13,166
Allegheny Technologies, Inc.(a)*	8,108	167,511
Ashland Global Holdings, Inc.(a)	3,110	238,008
Balchem Corp.	253	25,712

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.(a)	3,971	$189,576
Crown Holdings, Inc.(a)*	2,480	179,899
DuPont de Nemours, Inc.(a)	5,216	334,867
Eastman Chemical Co.	669	53,025
Ecolab, Inc.(a)	855	165,006
Graphic Packaging Holding Co.(a)	14,188	236,230
Huntsman Corp.(a)	2,824	68,228
Ingevity Corp.*	68	5,942
Kirkland Lake Gold Ltd. (Canada)	2,515	110,836
LyondellBasell Industries NV, Class A (Netherlands)	3,215	303,753
Mosaic Co. (The)	695	15,040
NewMarket Corp.	230	111,900
Packaging Corp. of America	97	10,863
PPG Industries, Inc.(a)	2,687	358,688
Reliance Steel & Aluminum Co.(a)	4,215	504,788
Royal Gold, Inc.(a)	1,053	128,729
Sherwin-Williams Co. (The)	38	22,175
Valvoline, Inc.	85	1,820
Vulcan Materials Co.	270	38,877
Wheaton Precious Metals Corp. (Canada)	5,221	155,325
Yamana Gold, Inc. (Canada)	44,852	177,165

		4,115,308

Media & Entertainment — 2.4%
Cable One, Inc.	10	14,885
Cargurus, Inc.*	24	844
Charter Communications, Inc., Class A(a)*	545	264,369
Take-Two Interactive Software, Inc.(a)*	3,043	372,554

		652,652

Pharmaceuticals, Biotechnology & Life Sciences — 4.0%
Alexion Pharmaceuticals, Inc.(a)*	3,515	380,147
Bausch Health Cos, Inc. (Canada)*	2,156	64,508
Biogen, Inc.*	168	49,851
Bio-Rad Laboratories, Inc., Class A(a)*	846	313,045
Bio-Techne Corp.	1	220
Incyte Corp.*	708	61,823
Pfizer, Inc.(a)	4,406	172,627
QIAGEN NV (Netherlands)*	353	11,931
United Therapeutics Corp.*	365	32,149

		1,086,301

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Retailing — 5.6%
AutoNation, Inc.*	265	$12,887
Burlington Stores, Inc.*	148	33,748
Dollar General Corp.(a)	1,406	219,308
LKQ Corp.(a)*	14,349	512,259
Murphy USA, Inc.*	151	17,667
Penske Automotive Group, Inc.	16	804
Pool Corp.(a)	937	199,000
Qurate Retail, Inc.*	8,502	71,672
RH(a)*	1,672	356,972
Tractor Supply Co.	1,227	114,651

		1,538,968

Semiconductors & Semiconductor Equipment — 1.5%
Brooks Automation, Inc.	2,018	84,675
Universal Display Corp.(a)	1,522	313,639

		398,314

Software & Services — 7.2%
Aspen Technology, Inc.(a)*	2,703	326,874
Blackbaud, Inc.	140	11,144
Broadridge Financial Solutions, Inc.	46	5,683
CACI International, Inc., Class A(a)*	491	122,745
Fair Isaac Corp.*	5	1,873
FleetCor Technologies, Inc.*	570	164,000
GoDaddy, Inc., Class A(a)*	2,401	163,076
Jack Henry & Associates, Inc.	550	80,118
ManTech International Corp., Class A	1,082	86,430
Oracle Corp.	386	20,450
Paychex, Inc.	350	29,771
Perspecta, Inc.(a)	5,670	149,915
Qualys, Inc.*	675	56,275
Sabre Corp.	5,033	112,941
Science Applications International Corp.	88	7,658
Square, Inc., Class A(a)*	4,400	275,264
SS&C Technologies Holdings, Inc.(a)	3,636	223,250
VeriSign, Inc.(a)*	664	127,940
Western Union Co. (The)	285	7,632

		1,973,039

Technology Hardware & Equipment — 4.3%
Anixter International, Inc.*	213	19,617
Avnet, Inc.	718	30,472
Ciena Corp.*	4,828	206,107
Dolby Laboratories, Inc., Class A	1,399	96,251
EchoStar Corp., Class A*	2,292	99,267

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
F5 Networks, Inc.*	45	$6,284
Juniper Networks, Inc.	111	2,734
Keysight Technologies, Inc.*	482	49,468
Motorola Solutions, Inc.	229	36,901
NCR Corp.(a)*	5,967	209,800
Tech Data Corp.*	560	80,416
Viavi Solutions, Inc.*	5,594	83,910
Xerox Holdings Corp.(a)	6,971	257,021

		1,178,248

Telecommunication Services — 1.4%
AT&T, Inc.(a)	8,343	326,044
Iridium Communications, Inc.*	2,765	68,130

		394,174

Transportation — 7.5%
Alaska Air Group, Inc.	1,585	107,384
American Airlines Group, Inc.	1,943	55,725
Expeditors International of Washington, Inc.(a)	2,878	224,542
JB Hunt Transport Services, Inc.(a)	1,836	214,408
JetBlue Airways Corp.(a)*	16,466	308,244
Landstar System, Inc.	495	56,366
Old Dominion Freight Line, Inc.	557	105,707
Schneider National, Inc., Class B	92	2,007
Southwest Airlines Co.(a)	6,761	364,959
United Airlines Holdings, Inc.(a)*	3,711	326,902
XPO Logistics, Inc.(a)*	3,507	279,508

		2,045,752

Utilities — 0.9%
CMS Energy Corp.	707	44,428
Evergy, Inc.	934	60,794
OGE Energy Corp.	1,689	75,110
Sempra Energy	354	53,624

		233,956

TOTAL COMMON STOCKS - 97.8% (Cost $25,759,626)		26,675,504

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		613,666

NET ASSETS - 100.0%		$27,289,170

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

PLC	Public Limited Company

Over-the-counter total return swaps outstanding as of December 31, 2019.

The Fund maintains a portfolio of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 2, 2020 and June 3, 2021, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (148.6)% of net assets.

The following table represents the individual short positions and related values of total return swaps as of December 31, 2019:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Short

Automobiles & Components
Fox Factory Holding Corp.	Morgan Stanley	(1,182)	$(90,668)	$(82,232)	$8,709

Capital Goods
Allison Transmission Holdings, Inc.	Morgan Stanley	(5,291)	(247,268)	(255,661)	(7,868)
CAE, Inc. (Canada)	Morgan Stanley	(413)	(11,104)	(10,928)	156
Graco, Inc.	Morgan Stanley	(337)	(17,306)	(17,524)	(184)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(459)	(99,511)	(115,154)	(26,770)
L3Harris Technologies, Inc.	Morgan Stanley	(4,101)	(815,775)	(811,465)	3,871
Lennox International, Inc.	Morgan Stanley	(1,479)	(405,139)	(360,832)	47,565
Lincoln Electric Holdings, Inc.	Morgan Stanley	(519)	(47,503)	(50,203)	(2,814)
Mercury Systems, Inc.	Morgan Stanley	(694)	(50,327)	(47,962)	2,548
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(1,398)	(73,271)	(75,310)	(1,823)
Toro Co. (The)	Morgan Stanley	(331)	(24,250)	(26,371)	(4,126)
Trex Co., Inc.	Morgan Stanley	(1,122)	(98,029)	(100,845)	(2,520)

		(16,144)	(1,889,483)	(1,872,255)	8,035

Commercial & Professional Services
Insperity, Inc.	Morgan Stanley	(1,241)	(103,361)	(106,776)	(3,142)
MSA Safety, Inc.	Morgan Stanley	(312)	(35,049)	(39,424)	(5,141)

		(1,553)	(138,410)	(146,200)	(8,283)

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(12,108)	(395,026)	(461,920)	(72,583)
Carter’s, Inc.	Morgan Stanley	(27)	(2,978)	(2,952)	13
Columbia Sportswear Co.	Morgan Stanley	(2,039)	(204,182)	(204,287)	(167)
Deckers Outdoor Corp.	Morgan Stanley	(2,927)	(464,019)	(494,253)	(28,745)
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(1,143)	(33,042)	(33,753)	(625)
Hasbro, Inc.	Morgan Stanley	(4)	(423)	(422)	(21)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(585)	(98,982)	(105,177)	(5,895)
Levi Strauss & Co., Class A	Morgan Stanley	(2,992)	(57,103)	(57,716)	(449)
Lululemon Athletica, Inc.	Morgan Stanley	(1,435)	(325,184)	(332,446)	(6,225)
NIKE, Inc., Class B	Morgan Stanley	(801)	(80,807)	(81,149)	(100)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(87)	(3,556)	(3,758)	(213)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Consumer Durables & Apparel — (continued)
Under Armour, Inc., Class C	Morgan Stanley	(684)	$(13,120)	$(13,119)	$21
VF Corp.	Morgan Stanley	(676)	(66,562)	(67,370)	(614)

		(25,508)	(1,744,984)	(1,858,322)	(115,603)

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(7,176)	(332,520)	(364,756)	(34,644)
Choice Hotels International, Inc.	Morgan Stanley	(2,097)	(196,772)	(216,893)	(19,964)
Graham Holdings Co., Class B	Morgan Stanley	(203)	(135,434)	(129,715)	6,031
Grand Canyon Education, Inc.	Morgan Stanley	(459)	(44,418)	(43,968)	572
International Game Technology PLC (United Kingdom)	Morgan Stanley	(4,543)	(69,591)	(68,009)	974
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(38)	(2,220)	(2,220)	(15)
Red Rock Resorts, Inc., Class A	Morgan Stanley	(2,346)	(56,333)	(56,187)	(656)
Stars Group, Inc. (The) (Canada)	Morgan Stanley	(17,800)	(349,957)	(464,402)	(113,327)
Vail Resorts, Inc.	Morgan Stanley	(776)	(187,825)	(186,108)	1,398

		(35,438)	(1,375,070)	(1,532,258)	(159,631)

Energy
Cimarex Energy Co.	Morgan Stanley	(180)	(7,740)	(9,448)	(1,757)
Continental Resources, Inc.	Morgan Stanley	(506)	(16,552)	(17,356)	(776)
Delek US Holdings, Inc.	Morgan Stanley	(290)	(11,628)	(9,724)	1,832
Diamondback Energy, Inc.	Morgan Stanley	(9,191)	(784,988)	(853,476)	(67,241)
Enbridge, Inc. (Canada)	Morgan Stanley	(3,101)	(117,776)	(123,327)	(5,616)
Encana Corp. (Canada)	Morgan Stanley	(27,615)	(114,534)	(129,514)	(15,147)
Equitrans Midstream Corp.	Morgan Stanley	(23,544)	(326,266)	(314,548)	1,841
Hess Corp.	Morgan Stanley	(6,172)	(416,342)	(412,351)	3,782
Occidental Petroleum Corp.	Morgan Stanley	(13,467)	(522,847)	(554,975)	(41,086)
ONEOK, Inc.	Morgan Stanley	(4,206)	(296,475)	(318,268)	(21,937)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(1,352)	(48,471)	(50,105)	(1,896)
Targa Resources Corp.	Morgan Stanley	(4,783)	(175,921)	(195,290)	(20,340)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(45)	(960)	(965)	(24)
Williams Cos., Inc. (The)	Morgan Stanley	(11,309)	(256,186)	(268,249)	(15,547)

		(105,761)	(3,096,686)	(3,257,596)	(183,912)

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	(1,896)	(54,975)	(54,965)	167
US Foods Holding Corp.	Morgan Stanley	(8,826)	(348,008)	(369,721)	(20,601)

		(10,722)	(402,983)	(424,686)	(20,434)

Food, Beverage & Tobacco
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(859)	(316,324)	(324,573)	(7,241)
Brown-Forman Corp., Class B	Morgan Stanley	(6,571)	(413,838)	(444,200)	(30,176)
Hormel Foods Corp.	Morgan Stanley	(358)	(16,255)	(16,149)	102

		(7,788)	(746,417)	(784,922)	(37,315)

Health Care Equipment & Services
Amedisys, Inc.	Morgan Stanley	(200)	(32,917)	(33,384)	(382)
Boston Scientific Corp.	Morgan Stanley	(7,239)	(306,877)	(327,347)	(28,136)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Cantel Medical Corp.	Morgan Stanley	(2,418)	$(184,198)	$(171,436)	$13,093
Cardinal Health, Inc.	Morgan Stanley	(3,509)	(195,101)	(177,485)	17,209
Cooper Cos., Inc. (The)	Morgan Stanley	(683)	(213,131)	(219,441)	(5,638)
Encompass Health Corp.	Morgan Stanley	(5,117)	(331,648)	(354,455)	(23,784)
Glaukos Corp.	Morgan Stanley	(261)	(18,777)	(14,217)	4,599
Globus Medical, Inc., Class A	Morgan Stanley	(1,884)	(88,814)	(110,930)	(22,001)
HealthEquity, Inc.	Morgan Stanley	(1,852)	(130,180)	(137,178)	(6,596)
LHC Group, Inc.	Morgan Stanley	(987)	(128,847)	(135,969)	(6,724)
LivaNova PLC (United Kingdom)	Morgan Stanley	(1,087)	(88,242)	(81,992)	6,567
Masimo Corp.	Morgan Stanley	(1,860)	(274,869)	(293,992)	(18,249)
Merit Medical Systems, Inc.	Morgan Stanley	(655)	(37,191)	(20,449)	16,840
Varian Medical Systems, Inc.	Morgan Stanley	(25)	(3,474)	(3,550)	(88)

		(27,777)	(2,034,266)	(2,081,825)	(53,290)

Household & Personal Products
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(1,630)	(316,603)	(336,660)	(19,591)

Materials
Barrick Gold Corp. (Canada)	Morgan Stanley	(40,555)	(681,917)	(753,917)	(71,811)
Berry Global Group, Inc.	Morgan Stanley	(4,839)	(225,983)	(229,804)	(3,107)
Corteva, Inc.	Morgan Stanley	(6,534)	(174,486)	(193,145)	(18,733)
Franco-Nevada Corp. (Canada)	Morgan Stanley	(465)	(45,921)	(48,035)	(2,102)
Freeport-McMoRan, Inc.	Morgan Stanley	(71,448)	(707,531)	(937,398)	(229,577)
Louisiana-Pacific Corp.	Morgan Stanley	(12,735)	(306,479)	(377,847)	(72,818)
Methanex Corp. (Canada)	Morgan Stanley	(1,130)	(45,996)	(43,652)	2,064
Newmont Goldcorp Corp.	Morgan Stanley	(22,873)	(886,619)	(993,832)	(114,723)
Sealed Air Corp.	Morgan Stanley	(1,558)	(60,144)	(62,055)	(1,884)
Steel Dynamics, Inc.	Morgan Stanley	(310)	(10,923)	(10,552)	516
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(193)	(3,352)	(3,352)	(251)

		(162,640)	(3,149,351)	(3,653,589)	(512,426)

Media & Entertainment
ANGI Homeservices, Inc., Class A	Morgan Stanley	(1,951)	(14,862)	(16,525)	(1,780)
DISH Network Corp., Class A	Morgan Stanley	(8,963)	(316,022)	(317,918)	(888)
IAC/InterActiveCorp.	Morgan Stanley	(465)	(115,677)	(115,836)	195
Madison Square Garden Co. (The), Class A	Morgan Stanley	(1,395)	(364,594)	(410,395)	(44,819)
New York Times Co. (The), Class A	Morgan Stanley	(463)	(14,819)	(14,895)	(714)
News Corp., Class A	Morgan Stanley	(13,139)	(172,101)	(185,785)	(13,146)
Nexstar Media Group, Inc., Class A	Morgan Stanley	(2,919)	(306,870)	(342,253)	(34,484)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(5,537)	(202,733)	(184,604)	17,955
TEGNA, Inc.	Morgan Stanley	(11,758)	(181,502)	(196,241)	(14,745)
Twitter, Inc.	Morgan Stanley	(5,652)	(182,679)	(181,147)	2,106
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(7,703)	(479,309)	(499,694)	(19,891)
Zillow Group, Inc., Class C	Morgan Stanley	(16,888)	(580,538)	(775,835)	(193,427)
Zynga, Inc., Class A	Morgan Stanley	(4,403)	(23,459)	(26,946)	(3,434)

		(81,236)	(2,955,165)	(3,268,074)	(307,072)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(2,844)	$(231,104)	$(242,622)	$(11,298)
Allogene Therapeutics, Inc.	Morgan Stanley	(2,046)	(56,110)	(53,155)	3,115
Arena Pharmaceuticals, Inc.	Morgan Stanley	(4)	(229)	(182)	25
Bluebird Bio, Inc.	Morgan Stanley	(3,881)	(359,182)	(340,558)	19,772
Blueprint Medicines Corp.	Morgan Stanley	(404)	(31,739)	(32,364)	(781)
Catalent, Inc.	Morgan Stanley	(2,999)	(139,718)	(168,844)	(29,684)
Cronos Group, Inc. (Canada)	Morgan Stanley	(22,216)	(213,787)	(170,397)	44,064
Elanco Animal Health, Inc.	Morgan Stanley	(12,806)	(346,680)	(377,137)	(29,350)
Emergent BioSolutions, Inc.	Morgan Stanley	(195)	(11,014)	(10,520)	507
Exelixis, Inc.	Morgan Stanley	(6,713)	(118,109)	(118,283)	188
FibroGen, Inc.	Morgan Stanley	(1,742)	(79,639)	(74,714)	4,956
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(3,415)	(113,683)	(123,623)	(9,592)
Mylan NV (Netherlands)	Morgan Stanley	(14,199)	(254,718)	(285,400)	(29,874)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(5,851)	(304,280)	(302,263)	2,032
Sage Therapeutics, Inc.	Morgan Stanley	(170)	(15,906)	(12,272)	3,663
Syneos Health, Inc.	Morgan Stanley	(354)	(20,128)	(21,054)	(883)
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(543)	(29,004)	(23,192)	5,884
Waters Corp.	Morgan Stanley	(719)	(161,998)	(167,994)	(5,491)

		(81,101)	(2,487,028)	(2,524,574)	(32,747)

Retailing
Carvana Co.	Morgan Stanley	(123)	(9,401)	(11,322)	(1,913)
Dick’s Sporting Goods, Inc.	Morgan Stanley	(12,717)	(478,831)	(629,364)	(153,961)
Dollar Tree, Inc.	Morgan Stanley	(167)	(15,669)	(15,706)	(9)
Etsy, Inc.	Morgan Stanley	(796)	(35,515)	(35,263)	345
Five Below, Inc.	Morgan Stanley	(629)	(79,130)	(80,424)	(1,059)
GrubHub, Inc.	Morgan Stanley	(12,093)	(833,873)	(588,204)	248,364
Kohl’s Corp.	Morgan Stanley	(779)	(39,699)	(39,690)	115
L Brands, Inc.	Morgan Stanley	(16,037)	(292,344)	(290,590)	2,683
Lowe’s Cos., Inc.	Morgan Stanley	(143)	(16,806)	(17,126)	(288)
Macy’s, Inc.	Morgan Stanley	(6,741)	(112,808)	(114,597)	(3,541)
Tiffany & Co.	Morgan Stanley	(3,682)	(469,553)	(492,099)	(23,222)
Wayfair, Inc., Class A	Morgan Stanley	(7,088)	(638,599)	(640,543)	115

		(60,995)	(3,022,228)	(2,954,928)	67,629

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	Morgan Stanley	(1,127)	(130,058)	(133,933)	(3,479)
Broadcom, Inc.	Morgan Stanley	(78)	(24,891)	(24,650)	(19,126)
Cabot Microelectronics Corp.	Morgan Stanley	(552)	(72,713)	(79,665)	(6,957)
Cypress Semiconductor Corp.	Morgan Stanley	(18,357)	(428,879)	(428,269)	(34)
Enphase Energy, Inc.	Morgan Stanley	(5,513)	(144,920)	(144,055)	1,315
Entegris, Inc.	Morgan Stanley	(3,043)	(146,881)	(152,424)	(5,129)
First Solar, Inc.	Morgan Stanley	(5,800)	(309,778)	(324,568)	(13,803)
KLA Corp.	Morgan Stanley	(81)	(14,356)	(14,432)	(52)
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	(15,357)	(381,534)	(407,882)	(25,895)
Microchip Technology, Inc.	Morgan Stanley	(935)	(94,680)	(97,913)	(3,005)
Micron Technology, Inc.	Morgan Stanley	(18,123)	(779,119)	(974,655)	(193,019)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Semtech Corp.	Morgan Stanley	(2,322)	$(116,905)	$(122,834)	$(5,571)
Silicon Laboratories, Inc.	Morgan Stanley	(660)	(72,357)	(76,547)	(3,976)
Xilinx, Inc.	Morgan Stanley	(167)	(16,312)	(16,328)	15

		(72,115)	(2,733,383)	(2,998,155)	(278,716)

Software & Services
ACI Worldwide, Inc.	Morgan Stanley	(1,876)	(59,663)	(71,072)	(11,498)
Altair Engineering, Inc., Class A	Morgan Stanley	(1,291)	(54,264)	(46,360)	8,059
Appfolio, Inc., Class A	Morgan Stanley	(380)	(37,103)	(41,781)	(5,959)
Atlassian Corp. PLC, Class A (United Kingdom)	Morgan Stanley	(115)	(14,158)	(13,839)	342
Autodesk, Inc.	Morgan Stanley	(982)	(163,599)	(180,158)	(16,048)
BlackBerry Ltd. (Canada)	Morgan Stanley	(21,162)	(121,239)	(135,860)	(14,249)
CDK Global, Inc.	Morgan Stanley	(1,649)	(85,227)	(90,167)	(4,920)
Dropbox, Inc., Class A	Morgan Stanley	(20,833)	(382,358)	(373,119)	10,462
Elastic NV (Netherlands)	Morgan Stanley	(960)	(60,737)	(61,728)	(815)
Fidelity National Information Services, Inc.	Morgan Stanley	(6,643)	(883,578)	(923,975)	(39,865)
FireEye, Inc.	Morgan Stanley	(636)	(10,555)	(10,513)	54
Fiserv, Inc.	Morgan Stanley	(7,605)	(852,446)	(879,366)	(24,164)
Global Payments, Inc.	Morgan Stanley	(421)	(74,202)	(76,858)	(2,518)
Globant SA (Luxembourg)	Morgan Stanley	(2,280)	(213,593)	(241,794)	(27,527)
Guidewire Software, Inc.	Morgan Stanley	(1,349)	(145,380)	(148,080)	(2,248)
LogMeIn, Inc.	Morgan Stanley	(1,878)	(154,782)	(161,020)	(7,296)
MAXIMUS, Inc.	Morgan Stanley	(1,032)	(76,875)	(76,770)	332
New Relic, Inc.	Morgan Stanley	(1,593)	(99,596)	(104,676)	(4,778)
Palo Alto Networks, Inc.	Morgan Stanley	(3,478)	(746,268)	(804,288)	(55,610)
salesforce.com, Inc.	Morgan Stanley	(3,636)	(574,114)	(591,359)	(15,396)
Smartsheet, Inc., Class A	Morgan Stanley	(3,816)	(152,393)	(171,415)	(18,547)
Switch, Inc., Class A	Morgan Stanley	(944)	(14,853)	(13,990)	879
Twilio, Inc., Class A	Morgan Stanley	(2,947)	(286,914)	(289,631)	(1,805)
Verint Systems, Inc.	Morgan Stanley	(1,879)	(90,599)	(104,021)	(13,150)
Zscaler, Inc.	Morgan Stanley	(636)	(42,174)	(29,574)	12,715

		(90,021)	(5,396,670)	(5,641,414)	(233,550)

Technology Hardware & Equipment
AVX Corp.	Morgan Stanley	(1,101)	(22,411)	(22,537)	(76)
Cognex Corp.	Morgan Stanley	(11)	(619)	(616)	(27)
Coherent, Inc.	Morgan Stanley	(1,761)	(261,996)	(292,942)	(30,115)
HP, Inc.	Morgan Stanley	(7,648)	(153,260)	(157,166)	(4,623)
II-VI, Inc.	Morgan Stanley	(685)	(23,188)	(23,064)	177
IPG Photonics Corp.	Morgan Stanley	(272)	(39,047)	(39,418)	(514)
Littelfuse, Inc.	Morgan Stanley	(1,168)	(204,693)	(223,438)	(19,007)
Novanta, Inc. (Canada)	Morgan Stanley	(1,322)	(114,226)	(116,918)	(2,630)
Pure Storage, Inc., Class A	Morgan Stanley	(1,275)	(20,096)	(21,815)	(1,677)
Seagate Technology PLC (Ireland)	Morgan Stanley	(6,129)	(358,644)	(364,676)	(8,869)

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	(Short)	Amount	Value	(Depreciation)*

Technology Hardware & Equipment — (continued)
Western Digital Corp.	Morgan Stanley	(12,481)	$(670,060)	$(792,169)	$(123,640)

		(33,853)	(1,868,240)	(2,054,759)	(191,001)

Telecommunication Services
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(3,868)	(199,538)	(192,124)	5,209

Transportation
FedEx Corp.	Morgan Stanley	(3,513)	(555,658)	(531,201)	24,420
Ryder System, Inc.	Morgan Stanley	(4,198)	(240,280)	(227,993)	4,692

		(7,711)	(795,938)	(759,194)	29,112

Utilities
ALLETE, Inc.	Morgan Stanley	(359)	(28,768)	(29,140)	(361)
Ameren Corp.	Morgan Stanley	(533)	(41,134)	(40,934)	(611)
American Electric Power Co., Inc.	Morgan Stanley	(148)	(13,915)	(13,987)	(154)
Atmos Energy Corp.	Morgan Stanley	(240)	(26,496)	(26,846)	(287)
Avangrid, Inc.	Morgan Stanley	(1,969)	(98,114)	(100,734)	(3,727)
Black Hills Corp.	Morgan Stanley	(3,005)	(230,577)	(236,013)	(7,102)
CenterPoint Energy, Inc.	Morgan Stanley	(8,128)	(231,115)	(221,651)	7,685
Consolidated Edison, Inc.	Morgan Stanley	(5,112)	(445,531)	(462,483)	(16,853)
Dominion Energy, Inc.	Morgan Stanley	(797)	(64,995)	(66,008)	(1,494)
DTE Energy Co.	Morgan Stanley	(3,072)	(384,605)	(398,961)	(15,598)
Edison International	Morgan Stanley	(7,564)	(494,577)	(570,401)	(79,057)
Eversource Energy	Morgan Stanley	(3,719)	(304,644)	(316,375)	(13,214)
FirstEnergy Corp.	Morgan Stanley	(10,717)	(510,263)	(520,846)	(11,933)
Fortis, Inc. (Canada)	Morgan Stanley	(2,747)	(110,059)	(114,055)	(4,194)
National Fuel Gas Co.	Morgan Stanley	(3,579)	(167,733)	(166,567)	(982)
New Jersey Resources Corp.	Morgan Stanley	(48)	(2,036)	(2,139)	(135)
NorthWestern Corp.	Morgan Stanley	(36)	(2,583)	(2,580)	(11)
Pinnacle West Capital Corp.	Morgan Stanley	(3,660)	(317,010)	(329,144)	(11,123)
PNM Resources, Inc.	Morgan Stanley	(18)	(911)	(913)	(20)
Portland General Electric Co.	Morgan Stanley	(2,194)	(121,645)	(122,403)	(1,237)
Southwest Gas Holdings, Inc.	Morgan Stanley	(1,616)	(136,292)	(122,768)	13,409
Spire, Inc.	Morgan Stanley	(1,636)	(133,915)	(136,295)	(3,116)
Xcel Energy, Inc.	Morgan Stanley	(2,115)	(132,756)	(134,281)	(1,972)

		(63,012)	(3,999,674)	(4,135,524)	(152,087)

Total Reference Entity — Short			$(38,442,785)	$(40,559,291)	$(2,186,964)

*	Includes $(70,458) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized depreciation of $(2,186,964), which are considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.